Long-Term Debt - Schedule of Components of Long-Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Long-term debt	$ 14,303	$ 13,193
Unamortized debt discount, net	(27)	(20)
Unamortized debt issuance costs	(17)	(15)
Less current portion of long-term debt	(1,479)	(637)
Total long-term debt	$ 12,780	12,521
Long-term debt
Debt Instrument [Line Items]
Weighted Average Rate	4.23%
Long-term debt | Other American Water subsidiaries | Mandatorily redeemable preferred stock
Debt Instrument [Line Items]
Weighted Average Rate	8.64%
Long-term debt	$ 3	3
Fixed rate | Long-term debt | Senior notes—fixed rate | American Water Capital Corp. (AWCC)
Debt Instrument [Line Items]
Weighted Average Rate	4.24%
Long-term debt	$ 12,961	11,786
Fixed rate | Long-term debt | Private activity bonds and government funded debt—fixed rate | Other American Water subsidiaries
Debt Instrument [Line Items]
Weighted Average Rate	2.41%
Long-term debt	$ 717	761
Fixed rate | Long-term debt | Private activity bonds and government funded debt—fixed rate | American Water Capital Corp. (AWCC)
Debt Instrument [Line Items]
Weighted Average Rate	3.07%
Long-term debt	$ 187	187
Fixed rate | Long-term debt | Mortgage bonds—fixed rate | Other American Water subsidiaries
Debt Instrument [Line Items]
Weighted Average Rate	7.37%
Long-term debt	$ 435	$ 456
Minimum | Long-term debt | Other American Water subsidiaries | Mandatorily redeemable preferred stock
Debt Instrument [Line Items]
Rate	8.47%
Minimum | Fixed rate | Long-term debt | Senior notes—fixed rate | American Water Capital Corp. (AWCC)
Debt Instrument [Line Items]
Rate	2.30%
Minimum | Fixed rate | Long-term debt | Private activity bonds and government funded debt—fixed rate | Other American Water subsidiaries
Debt Instrument [Line Items]
Rate	0.00%
Minimum | Fixed rate | Long-term debt | Private activity bonds and government funded debt—fixed rate | American Water Capital Corp. (AWCC)
Debt Instrument [Line Items]
Rate	0.00%
Minimum | Fixed rate | Long-term debt | Mortgage bonds—fixed rate | Other American Water subsidiaries
Debt Instrument [Line Items]
Rate	6.35%
Maximum | Long-term debt | Other American Water subsidiaries | Mandatorily redeemable preferred stock
Debt Instrument [Line Items]
Rate	9.75%
Maximum | Fixed rate | Long-term debt | Senior notes—fixed rate | American Water Capital Corp. (AWCC)
Debt Instrument [Line Items]
Rate	8.27%
Maximum | Fixed rate | Long-term debt | Private activity bonds and government funded debt—fixed rate | Other American Water subsidiaries
Debt Instrument [Line Items]
Rate	5.00%
Maximum | Fixed rate | Long-term debt | Private activity bonds and government funded debt—fixed rate | American Water Capital Corp. (AWCC)
Debt Instrument [Line Items]
Rate	3.88%
Maximum | Fixed rate | Long-term debt | Mortgage bonds—fixed rate | Other American Water subsidiaries
Debt Instrument [Line Items]
Rate	9.19%